Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure of Events After Reporting Period [abstract]
Subsequent Events

NOTE 54. SUBSEQUENT EVENTS
Dividends
On February 14, 2023 and March 28, 2023, Sudamericana Holding S.A. held an Extraordinaries Shareholders’ Meetings, at which shareholders approved the payment of a cash dividend in the amount of Ps. 700,000 and Ps.765,000, respectively.
On February 13, 2023 and March 28, 2023 , Galicia Seguros S.A.U. held an Extraordinaries Shareholders’ Meetings, at which shareholders approved the payment of a cash dividend in the amount of Ps.689,000 and Ps.720,000, respectively.
On March 28, 2023, Galicia Asset Management S.A.U. held an Ordinary Shareholders’ Meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.4,108,707.
On March 28, 2023, Galicia Warrants S.A. held an Ordinary Shareholders’ Meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.150,000.
On March 28, 2023, Galicia Broker Asesores de Seguros S.A. held an Ordinary Shareholders’ Meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.45,000.
On April 17, 2023, Galicia Securities S.A.U. held an Ordinary Shareholders’ Meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.860,400.
On April 17, 2023, Tarjeta Naranja S.A.U. held an Ordinary Shareholders’ Meeting, at which shareholders approved the payment of a cash dividend in the amount of Ps.5,000,000.
Irrevocable Contributions
On January 20, 2023 Banco de Galicia y Buenos Aires S.A.U. made a contribution to Play Digital S.A. for the sum of Ps.462,529.
On January 30, 2023, Tarjetas Regionales S.A. made a contribution in favor of its subsidiary Naranja Digital Compañía Financiera S.A.U. for the sum of Ps.1,000,000.
On February 07, 2023, Grupo Financiero Galicia S.A. made a contribution in favor of the subsidiary Agritech Investment LLC in the amount of Ps.300,000.
On March 27, 2023, Tarjetas Regionales S.A. made a contribution in favor of the subsidiary Naranja Digital Compañía Financiera Financiera S.A.U. in the amount of Ps.1,000,000.
Debt Securities
On February 03, 2023, Tarjeta Naranja S.A.U. issued and placed Class LVII Debt Security. The aforementioned issuance was made for an amount of Ps.12,512,200, maturing 12 months from the issuance date. Interest will be accrued at Badlar rate plus a 4.50% margin, to be paid quarterly.
Shareholders' meeting
On March 29, 2023, an Ordinary Shareholders' Meeting of Banco de Galicia y Buenos Aires S.A.U. was held. At the aforementioned Meeting, among other items, it was resolved:
•To distribute the unallocated results as follows: (i) to Legal Reserve the amount of Ps.10,090,059; (ii) to Optional Reserve for Future Profit Distributions the amount of Ps.40,360,235.
•To set aside the amount of up to Ps.74,993,592 to be used for the Distribution of Cash Dividends for up to said amount, payable in 6 equal, monthly and consecutive installments, subject to the prior authorization of the Central Bank of the Argentine Republic.
On April 12, 2023, an Ordinary Shareholders' Meeting of Naranja Digital Compañía Financiera S.A.U. was held. At the aforementioned Meeting, among other items, it was resolved:
•Absorb the negative unallocated results through: (i) the use of the account corresponding to Adjustments to Irrevocable Contributions for the total amount of Ps.891,759; (ii) the use of Irrevocable Contributions for the total amount of Ps.2,482,390.
On April 12, 2023, an Ordinary Shareholders' Meeting of Cobranzas Regionales S.A. was held. At the aforementioned Meeting, among other items, it was resolved:
•Absorb the negative unallocated results through: (i) the use of the account corresponding to Adjustments to Irrevocable Contributions for the total amount of Ps.1,904,792; (ii) the use of Irrevocable Contributions for the total amount of Ps.2,054,334.